LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 1,307
2023	1,091
2024	1,022
2025 and beyond	1,328
Total lease payments	4,748
Less imputed interests	(232)
Total operating lease liabilities	$ 4,516	$ 1,238